SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Restricted bank deposits	$ 253,188	$ 592,652
Cash and bank balances	966,807	2,963,301	$ 3,979,416	$ 5,082,587
Total	$ 1,219,995	$ 3,555,953